Short Term Bank Loans	12 Months Ended
Dec. 31, 2024
Short Term Bank Loans [Abstract]
SHORT TERM BANK LOANS

Note 12 — SHORT TERM BANK LOANS

Short-term bank loans consisted of the following loans:

Lender	December 31, 2024	Term	Effective Interest Rate
Industrial and Commercial Bank of China (ICBC)	1,369,994	June 27, 2024 to June 14, 2025	3.45%
Shanghai Pudong Development Bank	1,369,994	September 30, 2024 to September 15, 2025	3.40%
Bank of Beijing	1,369,994	August 26, 2024 to August 26, 2025	3.45%
Bank of Communications	493,198	August 27, 2024 to August 27, 2025	3.70%
Bank of Communications	$671,298	September 24, 2024 to September 24, 2025	3.70%
Total	5,274,478
Less: current portion	5,274,478
Long term portion	$-

Lender	December 31, 2023	Term	Effective Interest Rate
Industrial and Commercial Bank of China (ICBC)	422,541	November 20, 2023 to November 20, 2024	3.45%
Dongying Bank	1,408,471	November 03, 2023 to November 03, 2024	6.90%
China Everbright Bank	$140,847	January 12, 2023 to January 11, 2024	4.35%
Total	1,971,859
Less: current portion	1,971,859
Long term portion	$-

All principal of the above loans as of December 31, 2024 and 2023 are due upon maturity and interest payments are due on a quarterly or monthly basis.

As of 31 December 2024, Industrial and Commercial Bank of China of $1,369,994 and Shanghai Pudong Development Bank of $1,369,994 were both guaranteed by NiSun Agricultura and Shanghai Policy Financing Guarantee Fund Management Center for Micro, Small and Medium Enterprises. Bank of Beijing of $1,369,994 were guaranteed by Bodang Liu and Shuxian Zhao.

As of 31 December 2023, Industrial and Commercial Bank of China of $422,541 were guaranteed by Fintech Shanghai and China Everbright Bank of $140,847 were guaranteed by Jiang Peng,Qingping Lv and Fintech Shanghai.

the Company repaid $140,847 to China Everbright Bank on January 10, 2024. The Company repaid $1,408,471 to Dongying Bank on November 03, 2024. The Company repaid $422,541 to ICBC on June 27, 2024.

Interest expense for these loans was $170,886, $30,144 and $24,239 for the years ended December 31, 2024, 2023 and 2022, respectively.